Concentration and risks (Details)	12 Months Ended
	Dec. 31, 2019 item customer	Dec. 31, 2018 item customer	Dec. 31, 2017 item customer
Customer A
Concentration and risks
Significant credit risk		13.00%
Accounts payable risk
Concentration and risks
Number of major suppliers | item	2	2	2
Revenues
Concentration and risks
Number of major customers | customer	0	1	0
Accounts Receivable, net
Concentration and risks
Number of major customers | customer	3	4
Accounts Receivable, net | Accounts receivable risk | Customer A
Concentration and risks
Significant credit risk		29.00%
Accounts Receivable, net | Accounts receivable risk | Customer B
Concentration and risks
Significant credit risk		12.00%
Accounts Receivable, net | Accounts receivable risk | Customer C
Concentration and risks
Significant credit risk		11.00%
Accounts Receivable, net | Accounts receivable risk | Customer D
Concentration and risks
Significant credit risk		10.00%
Accounts Receivable, net | Accounts receivable risk | Aggregate of Customer E,F,G
Concentration and risks
Significant credit risk	31.00%
Costs and expenses
Concentration and risks
Number of major suppliers | item	0	0	2
Costs and expenses | Supplier risk | Supplier I
Concentration and risks
Significant credit risk			13.00%
Costs and expenses | Supplier risk | Supplier II
Concentration and risks
Significant credit risk			14.00%
Accounts payable | Accounts payable risk | Supplier III
Concentration and risks
Significant credit risk		14.00%
Accounts payable | Accounts payable risk | Supplier IV
Concentration and risks
Significant credit risk	36.00%
Accounts payable | Accounts payable risk | Supplier V
Concentration and risks
Significant credit risk	17.00%